Other Long Term Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 1,284	$ 1,266
Severance expenses	1,903	$ 1,636	$ 1,362
Deferred revenue expected to be recognized in 2023	$ 5,060